Business Combinations - Amounts Determined at Acquisition (Details) € in Thousands, $ in Thousands	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Aug. 01, 2018 USD ($)	Aug. 01, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Mar. 19, 2018 EUR (€)	Jan. 26, 2018 USD ($)	Jan. 26, 2018 EUR (€)	Feb. 28, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 EUR (€)
Biotest Acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents			$ 6,867	€ 5,876
Trade and other receivables			17,663	15,114
Inventories			21,309	18,235
Other assets			2,849	2,438
Intangible assets			22,800	19,511
Goodwill			6,510	5,571
Property, plant and equipment			25,931	22,190
Deferred tax assets			39,635	33,917
Financial assets			12,825	10,975
Total assets			156,389	133,827
Trade and other payables			(6,219)	(5,322)
Other liabilities			(4,965)	(4,249)
Deferred tax liability			(5,700)	(4,878)
Long-term liabilities			(5,744)	(4,915)
Total liabilities and contingent liabilities			(22,628)	(19,364)
Total net assets acquired			133,761	114,463
Goodwill			152,693	130,663
Total business combination cost			$ 286,454	€ 245,126
Haema, AG
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents						€ 7,727
Trade and other receivables						10,321
Inventories						5,535
Other assets						836
Intangible assets						1,518
Property, plant and equipment						25,407
Total assets						51,344
Trade and other payables						(1,795)
Contingent liabilities						(492)
Total liabilities and contingent liabilities						(2,287)
Total net assets acquired						49,057
Goodwill						171,134
Total business combination cost					€ 220,191	€ 220,191
Goetech, LLC. ("MedKeeper")
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets							$ 37,285	€ 30,561
Property, plant and equipment							82	67
Other non-current assets							2,867	2,350
Other current assets							5,433	4,453
Total assets							45,667	37,432
Deferred tax liability							(16,386)	(13,431)
Long-term liabilities							(2,667)	(2,186)
Current liabilities							(9,407)	(7,711)
Total liabilities and contingent liabilities							(28,460)	(23,328)
Total net assets acquired							17,207	14,104
Goodwill							67,492	55,321
Total business combination cost							$ 84,699	€ 69,425
Hologic acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Inventories											$ 32,434	€ 30,157
Property, plant and equipment											26,424	24,569
Deferred tax assets											18,000	16,736
Total assets											377,923	351,392
Current provisions											(45,000)	(41,841)
Total liabilities and contingent liabilities											(45,000)	(41,841)
Total net assets acquired											332,923	309,551
Goodwill											1,577,134	1,466,420
Total business combination cost											1,910,057	1,775,971
Hologic acquisition | R&D in progress
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets											148,157	137,756
Hologic acquisition | Other Intangible assets
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Intangible assets											$ 152,908	€ 142,174
Kedplamsa acquisition
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Property, plant and equipment										€ 3,698
Total net assets acquired									$ 4,403	4,137
Goodwill									42,680	40,101
Total business combination cost									$ 47,083	€ 44,238
Interstated Blood Bank, Inc. Group
Amounts determined at the date of acquisition of assets, liabilities and contingent liabilities:
Cash and cash equivalents	$ 2,204	€ 1,961
Trade and other receivables	13,575	12,080
Inventories	11,543	10,271
Intangible assets	87	77
Property, plant and equipment	26,661	23,724
Other current assets	2,265	2,015
Total assets	56,335	50,128
Long-term liabilities	(11,500)	(10,233)
Current liabilities	(23,091)	(20,550)
Total liabilities and contingent liabilities	(34,591)	(30,783)
Total net assets acquired	21,744	19,345
Goodwill	194,035	172,663
Total business combination cost	$ 100,000	€ 88,984